CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Net income	¥ 1,926,985	¥ 2,434,211	¥ 2,307,904
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments	(57,926)	(395,352)	404,352
Unrealized gains (losses) on securities	4,279	(312,192)	577,703
Pension liability adjustments	93,312	(209,181)	4,316
Other comprehensive income (loss), net of tax	39,665	(916,725)	986,371
Total comprehensive income	1,966,650	1,517,486	3,294,275
Less - Comprehensive income attributable to noncontrolling interests	(103,161)	(71,569)	(171,553)
Comprehensive income attributable to Toyota Motor Corporation	¥ 1,863,489	¥ 1,445,917	¥ 3,122,722